Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

	June 30, 2023	December 31, 2022
Cash and cash equivalents	$261,416	$157,814
Restricted cash	8,636	17,284
Total cash and cash equivalents and restricted cash	$270,052	$175,098